Leases (Details) - Schedule of Lease Terms and Discount Rates for All of Operating Leases		Sep. 30, 2023	Mar. 31, 2023
Minimum [Member]
Schedule of Lease Terms and Discount Rates for All of Operating Leases [Line Items]
Weighted average remaining lease term (years)		3 years 8 months 8 days	4 years 7 months 24 days
Weighted average discount rate	[1]	4.74%	5.33%
Maximum [Member]
Schedule of Lease Terms and Discount Rates for All of Operating Leases [Line Items]
Weighted average remaining lease term (years)		2 years 10 months 13 days	3 years 8 months 12 days
Weighted average discount rate		8.07%	8.07%

[1]	The Company used incremental borrowing rate of 6.98% for its lease contracts in Japan. The Company used incremental borrowing rate 2.83% for its lease contracts in Hong Kong.